Income Taxes (Details) - Schedule of tax effects of temporary differences and carryforwards - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Deferred income tax assets:
Reserves not currently deductible	$ 21,961	$ 40,458
Capital lease liability	105,157	98,545
Net operating loss, interest, and tax credit carryforwards	109,504	132,184
Subtotal	236,622	271,187
Less: Valuation allowance	138,605	166,323
Total net deferred income tax assets	98,017	104,864
Deferred income tax liabilities:
Property and equipment	83,994	85,377
Favorable and unfavorable leases	7,827	8,886
Goodwill and intangibles	21,078	22,468
Total deferred income tax liabilities	112,899	116,731
Net deferred income tax liabilities	$ 14,882	$ 11,867